Mar. 01, 2016
Principal Funds, Inc.

Supplement dated June 30, 2016
to the Statutory Prospectus dated March 1, 2016
(as supplemented on
March 9, 2016, March 18, 2016, May 2, 2016, May 31, 2016 and June 17, 2016)

This supplement updates information currently in the Statutory Prospectus. Please retain this supplement for future reference.

Strategic Asset Management Balanced Portfolio
SAM (STRATEGIC ASSET MANAGEMENT) BALANCED PORTFOLIO
Delete the first sentence under Principal Investment Strategies and replace with the following:
The SAM Portfolios operate as funds of funds and invest principally in Principal Funds, Inc. equity funds, fixed-income funds and specialty funds (“Underlying Funds”); the Sub-Advisor generally categorizes the Underlying Fund based on the investment profile of the Underlying Fund. If an Underlying Fund offers multiple classes of shares, the SAM Portfolios will purchase shares of the class with the lowest expense ratio at the time of purchase.

Strategic Asset Management Conservative Balanced Portfolio
SAM (STRATEGIC ASSET MANAGEMENT) CONSERVATIVE BALANCED PORTFOLIO
Delete the first sentence under Principal Investment Strategies and replace with the following:
The SAM Portfolios operate as funds of funds and invest principally in Principal Funds, Inc. equity funds, fixed-income funds and specialty funds (“Underlying Funds”); the Sub-Advisor generally categorizes the Underlying Fund based on the investment profile of the Underlying Fund. If an Underlying Fund offers multiple classes of shares, the SAM Portfolios will purchase shares of the class with the lowest expense ratio at the time of purchase.

Strategic Asset Management Conservative Growth Portfolio
SAM (STRATEGIC ASSET MANAGEMENT) CONSERVATIVE GROWTH PORTFOLIO
Delete the first sentence under Principal Investment Strategies and replace with the following:
The SAM Portfolios operate as funds of funds and invest principally in Principal Funds, Inc. equity funds, fixed-income funds and specialty funds (“Underlying Funds”); the Sub-Advisor generally categorizes the Underlying Fund based on the investment profile of the Underlying Fund. If an Underlying Fund offers multiple classes of shares, the SAM Portfolios will purchase shares of the class with the lowest expense ratio at the time of purchase.

Strategic Asset Management Flexible Income Portfolio
SAM (STRATEGIC ASSET MANAGEMENT) FLEXIBLE INCOME PORTFOLIO
Delete the first sentence under Principal Investment Strategies and replace with the following:
The SAM Portfolios operate as funds of funds and invest principally in Principal Funds, Inc. equity funds, fixed-income funds and specialty funds (“Underlying Funds”); the Sub-Advisor generally categorizes the Underlying Fund based on the investment profile of the Underlying Fund. If an Underlying Fund offers multiple classes of shares, the SAM Portfolios will purchase shares of the class with the lowest expense ratio at the time of purchase.

Strategic Asset Management Strategic Growth Portfolio
SAM (STRATEGIC ASSET MANAGEMENT) STRATEGIC GROWTH PORTFOLIO
Delete the first sentence under Principal Investment Strategies and replace with the following:
The SAM Portfolios operate as funds of funds and invest principally in Principal Funds, Inc. equity funds, fixed-income funds and specialty funds (“Underlying Funds”); the Sub-Advisor generally categorizes the Underlying Fund based on the investment profile of the Underlying Fund. If an Underlying Fund offers multiple classes of shares, the SAM Portfolios will purchase shares of the class with the lowest expense ratio at the time of purchase.